Staff Costs (Tables)	12 Months Ended
Dec. 31, 2017
Staff Costs [Line Items]
Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory	The average number of staff employed under contracts of service were:
	2017	2016	2015
	(number)
Research and development activities	18	15	11
Administrative activities	2	1	1
	20	16	12

Summary of Directors’ Remuneration and Other Benefits	Directors’ remuneration & other benefits
	2017	2016	2015
	(in thousands)
	£	£	£
Directors’ remuneration	793	549	526
Pension and other benefits	37	34	77
	830	583	603

Highest Paid Director
Staff Costs [Line Items]
Summary of Directors’ Remuneration and Other Benefits

The above amounts for remuneration include the following in respect of the highest paid director:

	2017	2016	2015
	(in thousands)
	£	£	£
Directors’ remuneration	601	378	318
Pension and other benefits	33	29	61
	634	407	379

Research and Development Expenses
Staff Costs [Line Items]
Disclosure of Employee Benefit Expense

Included in research and development expenses:

	2017	2016	2015
	(in thousands)
	£	£	£
Wages and salaries	2,391	2,241	1,366
Social security costs	272	205	151
Pension costs and other benefits	119	102	92
Share-based payments	8,868	1,027	709
	11,650	3,575	2,318

Administrative Expenses
Staff Costs [Line Items]
Disclosure of Employee Benefit Expense

Included in administrative expenses:

	2017	2016	2015
	(in thousands)
	£	£	£
Wages and salaries	408	84	108
Social security costs	37	13	52
Pension costs and other benefits	21	7	15
Share-based payments	2,863	105	76
	3,329	209	251
Total employee benefit expense	14,979	3,784	2,569